Expenses by Nature - Summary of Expenses by Nature (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Goods and services	kr 135,554	kr 128,180	kr 133,809
Employee remuneration	67,161	76,502	77,774
Amortization and depreciation	7,221	8,451	8,886
Impairments, obsolescence allowances and revaluation	3,470	11,531	1,325
Financial expenses	2,389	843	2,158
Taxes	4,813	(3,525)	1,882
Expenses incurred	220,608	221,982	225,834
Inventory increase/decrease	(2,995)	4,794	(1,748)
Additions to capitalized development	(925)	(1,444)	(4,483)
Expenses charged to the income statement	kr 216,688	kr 225,332	kr 219,603